Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	6 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Information about Allowance for Credit Losses

The following table provides information about the allowance for credit losses as of March 31, 2018, for the six and three months ended September 30, 2017 and 2018:

	Six months ended September 30, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227
Provision (Reversal)	6,018	(268)	1,278	(209)	1,179	7,998
Charge-offs	(4,343)	(115)	(1,972)	(1,110)	(940)	(8,480)
Recoveries	376	0	90	63	2	531
Other *2	1	9	(1,430)	0	120	(1,300)

Ending balance	¥20,651	¥2,577	¥19,045	¥4,805	¥10,898	¥57,976

Individually evaluated for impairment	3,131	1,984	9,431	3,323	0	17,869
Not individually evaluated for impairment	17,520	593	9,614	1,482	10,898	40,107

Financing receivables :
Ending balance	¥1,676,208	¥87,454	¥984,754	¥21,998	¥1,214,698	¥3,985,112

Individually evaluated for impairment	18,409	5,443	25,193	5,703	0	54,748
Not individually evaluated for impairment	1,657,799	82,011	959,561	16,295	1,214,698	3,930,364

	Three months ended September 30, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥20,086	¥2,647	¥21,487	¥5,831	¥10,708	¥60,759
Provision (Reversal)	2,558	(86)	148	(65)	804	3,359
Charge-offs	(2,254)	0	(1,216)	(1,002)	(688)	(5,160)
Recoveries	258	0	16	39	(12)	301
Other *2	3	16	(1,390)	2	86	(1,283)

Ending balance	¥20,651	¥2,577	¥19,045	¥4,805	¥10,898	¥57,976

	March 31, 2018
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Ending balance	¥21,196	¥688	¥18,407	¥4,292	¥10,089	¥54,672

Individually evaluated for impairment	3,020	149	8,295	2,880	0	14,344
Not individually evaluated for impairment	18,176	539	10,112	1,412	10,089	40,328

Financing receivables :
Ending balance	¥1,739,173	¥73,305	¥974,058	¥18,933	¥1,194,888	¥4,000,357

Individually evaluated for impairment	18,911	3,745	19,385	5,101	0	47,142
Not individually evaluated for impairment	1,720,262	69,560	954,673	13,832	1,194,888	3,953,215

	Six months ended September 30, 2018
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥21,196	¥688	¥18,407	¥4,292	¥10,089	¥54,672
Provision (Reversal)	5,739	(87)	992	(186)	1,752	8,210
Charge-offs	(5,140)	0	(1,761)	(304)	(1,175)	(8,380)
Recoveries	287	0	148	96	120	651
Other *3	(22)	26	623	7	53	687

Ending balance	¥22,060	¥627	¥18,409	¥3,905	¥10,839	¥55,840

Individually evaluated for impairment	3,366	49	6,818	2,482	0	12,715
Not individually evaluated for impairment	18,694	578	11,591	1,423	10,839	43,125
Financing receivables :
Ending balance	¥1,792,901	¥63,423	¥1,161,909	¥17,156	¥1,178,913	¥4,214,302

Individually evaluated for impairment	22,071	1,597	26,343	4,445	0	54,456
Not individually evaluated for impairment	1,770,830	61,826	1,135,566	12,711	1,178,913	4,159,846

	Three months ended September 30, 2018
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥22,299	¥597	¥19,708	¥4,150	¥10,206	¥56,960
Provision (Reversal)	2,328	14	(67)	(1)	990	3,264
Charge-offs	(2,638)	0	(1,602)	(266)	(535)	(5,041)
Recoveries	76	0	81	16	72	245
Other *3	(5)	16	289	6	106	412

Ending balance	¥22,060	¥627	¥18,409	¥3,905	¥10,839	¥55,840

Note: Loans held for sale are not included in the table above.

*1

Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to sales of loans.
*3	Other mainly includes foreign currency translation adjustments.

Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2018 and September 30, 2018:

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥7,813	¥7,774	¥0
Consumer borrowers		409	409	0
	Housing loans	184	184	0
	Card loans	0	0	0
	Other	225	225	0
Corporate borrowers		7,301	7,262	0
Non-recourse loans	Japan	0	0	0
	The Americas	3,395	3,395	0
Other	Real estate companies	1,003	1,003	0
	Entertainment companies	7	0	0
	Other	2,896	2,864	0
Purchased loans		103	103	0
With an allowance recorded *2		39,329	37,943	14,344
Consumer borrowers		18,502	17,953	3,020
	Housing loans	3,360	3,068	984
	Card loans	4,060	4,051	631
	Other	11,082	10,834	1,405
Corporate borrowers		15,829	15,227	8,444
Non-recourse loans	Japan	254	254	53
	The Americas	96	96	96
Other	Real estate companies	1,544	1,482	543
	Entertainment companies	1,581	1,570	576
	Other	12,354	11,825	7,176
Purchased loans		4,998	4,763	2,880

Total		¥47,142	¥45,717	¥14,344

Consumer borrowers		18,911	18,362	3,020

	Housing loans	3,544	3,252	984

	Card loans	4,060	4,051	631

	Other	11,307	11,059	1,405

Corporate borrowers		23,130	22,489	8,444

Non-recourse loans	Japan	254	254	53

	The Americas	3,491	3,491	96

Other	Real estate companies	2,547	2,485	543

	Entertainment companies	1,588	1,570	576

	Other	15,250	14,689	7,176

Purchased loans		5,101	4,866	2,880

	September 30, 2018
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥14,805	¥14,611	¥0
Consumer borrowers		664	648	0
	Housing loans	464	448	0
	Card loans	0	0	0
	Other	200	200	0
Corporate borrowers		14,035	13,857	0
Non-recourse loans	Japan	0	0	0
	The Americas	1,353	1,353	0
Other	Real estate companies	987	987	0
	Entertainment companies	0	0	0
	Other	11,695	11,517	0
Purchased loans		106	106	0
With an allowance recorded *2		39,651	38,586	12,715
Consumer borrowers		21,407	20,552	3,366
	Housing loans	4,112	3,952	956
	Card loans	4,014	4,005	669
	Other	13,281	12,595	1,741
Corporate borrowers		13,905	13,695	6,867
Non-recourse loans	Japan	244	244	49
	The Americas	0	0	0
Other	Real estate companies	1,428	1,414	478
	Entertainment companies	1,533	1,523	507
	Other	10,700	10,514	5,833
Purchased loans		4,339	4,339	2,482

Total		¥54,456	¥53,197	¥12,715

Consumer borrowers		22,071	21,200	3,366

	Housing loans	4,576	4,400	956

	Card loans	4,014	4,005	669

	Other	13,481	12,795	1,741

Corporate borrowers		27,940	27,552	6,867

Non-recourse loans	Japan	244	244	49

	The Americas	1,353	1,353	0

Other	Real estate companies	2,415	2,401	478

	Entertainment companies	1,533	1,523	507

	Other	22,395	22,031	5,833

Purchased loans		4,445	4,445	2,482

Note: Loans held for sale are not included in the table above.

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Information about Average Recorded Investments in Impaired Loans and Interest Income

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the six and three months ended September 30, 2017 and 2018:

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,385	¥243	¥173
	Housing loans	4,248	134	88
	Card loans	4,086	34	27
	Other	9,051	75	58
Corporate borrowers		32,972	106	102
Non-recourse loans	Japan	199	3	3
	The Americas	5,451	6	6
Other	Real estate companies	6,547	27	26
	Entertainment companies	1,691	28	27
	Other	19,084	42	40
Purchased loans		6,691	3	3

Total		¥57,048	¥352	¥278

	Six months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥20,346	¥221	¥192
	Housing loans	4,129	89	87
	Card loans	4,035	32	26
	Other	12,182	100	79
Corporate borrowers		24,615	222	211
Non-recourse loans	Japan	250	4	4
	The Americas	2,197	0	0
Other	Real estate companies	2,489	18	18
	Entertainment companies	1,566	24	18
	Other	18,113	176	171
Purchased loans		4,828	32	31

Total		¥49,789	¥475	¥434

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,745	¥149	¥103
	Housing loans	4,250	96	55
	Card loans	4,079	15	14
	Other	9,416	38	34
Corporate borrowers		32,001	50	47
Non-recourse loans	Japan	197	1	1
	The Americas	5,262	0	0
Other	Real estate companies	6,215	14	13
	Entertainment companies	1,669	14	13
	Other	18,658	21	20
Purchased loans		6,315	1	1

Total		¥56,061	¥200	¥151

	Three months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥21,635	¥113	¥108
	Housing loans	4,782	48	48
	Card loans	4,007	15	14
	Other	12,846	50	46
Corporate borrowers		25,178	176	176
Non-recourse loans	Japan	247	2	2
	The Americas	677	0	0
Other	Real estate companies	2,439	9	9
	Entertainment companies	1,549	9	9
	Other	20,266	156	156
Purchased loans		4,609	0	0

Total		¥51,422	¥289	¥284

Note: Loans held for sale are not included in the table above.

*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2018 and September 30, 2018:

	March 31, 2018
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,707,514	¥18,911	¥12,748	¥31,659	¥1,739,173
	Housing loans	1,397,217	3,544	2,077	5,621	1,402,838
	Card loans	258,478	4,060	1,785	5,845	264,323
	Other	51,819	11,307	8,886	20,193	72,012
Corporate borrowers		1,024,233	23,130	0	23,130	1,047,363
Non-recourse loans	Japan	18,064	254	0	254	18,318
	The Americas	51,496	3,491	0	3,491	54,987
Other	Real estate companies	326,165	2,547	0	2,547	328,712
	Entertainment companies	81,726	1,588	0	1,588	83,314
	Other	546,782	15,250	0	15,250	562,032
Purchased loans		13,832	5,101	0	5,101	18,933
Direct financing leases		1,182,804	0	12,084	12,084	1,194,888
	Japan	820,225	0	5,943	5,943	826,168
	Overseas	362,579	0	6,141	6,141	368,720

Total		¥3,928,383	¥47,142	¥24,832	¥71,974	¥4,000,357

	September 30, 2018
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,756,798	¥22,071	¥14,032	¥36,103	¥1,792,901
	Housing loans	1,464,992	4,576	1,923	6,499	1,471,491
	Card loans	246,629	4,014	2,011	6,025	252,654
	Other	45,177	13,481	10,098	23,579	68,756
Corporate borrowers		1,197,392	27,940	0	27,940	1,225,332
Non-recourse loans	Japan	19,654	244	0	244	19,898
	The Americas	42,172	1,353	0	1,353	43,525
Other	Real estate companies	343,525	2,415	0	2,415	345,940
	Entertainment companies	70,452	1,533	0	1,533	71,985
	Other	721,589	22,395	0	22,395	743,984
Purchased loans		12,711	4,445	0	4,445	17,156
Direct financing leases		1,165,399	0	13,514	13,514	1,178,913
	Japan	800,039	0	5,949	5,949	805,988
	Overseas	365,360	0	7,565	7,565	372,925

Total		¥4,132,300	¥54,456	¥27,546	¥82,002	¥4,214,302

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2018 and September 30, 2018:

	March 31, 2018
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,750	¥15,740	¥22,490	¥1,739,173	¥15,740
	Housing loans	2,560	3,340	5,900	1,402,838	3,340
	Card loans	604	2,268	2,872	264,323	2,268
	Other	3,586	10,132	13,718	72,012	10,132
Corporate borrowers		3,404	8,949	12,353	1,047,363	18,326
Non-recourse loans	Japan	0	0	0	18,318	0
	The Americas	1,655	92	1,747	54,987	3,491
Other	Real estate companies	346	644	990	328,712	1,593
	Entertainment companies	0	760	760	83,314	760
	Other	1,403	7,453	8,856	562,032	12,482
Direct financing leases		5,184	12,084	17,268	1,194,888	12,084
	Japan	628	5,943	6,571	826,168	5,943
	Overseas	4,556	6,141	10,697	368,720	6,141

Total		¥15,338	¥36,773	¥52,111	¥3,981,424	¥46,150

	September 30, 2018
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,889	¥17,280	¥24,169	¥1,792,901	¥17,280
	Housing loans	2,175	3,242	5,417	1,471,491	3,242
	Card loans	568	2,511	3,079	252,654	2,511
	Other	4,146	11,527	15,673	68,756	11,527
Corporate borrowers		4,860	12,960	17,820	1,225,332	23,977
Non-recourse loans	Japan	0	0	0	19,898	0
	The Americas	1,352	1,353	2,705	43,525	1,353
Other	Real estate companies	64	619	683	345,940	1,555
	Entertainment companies	0	764	764	71,985	764
	Other	3,444	10,224	13,668	743,984	20,305
Direct financing leases		7,175	13,514	20,689	1,178,913	13,514
	Japan	380	5,949	6,329	805,988	5,949
	Overseas	6,795	7,565	14,360	372,925	7,565

Total		¥18,924	¥43,754	¥62,678	¥4,197,146	¥54,771

Note: Loans held for sale and purchased loans are not included in the table above.

Information about Troubled Debt Restructurings of Financing Receivables

The following table provides information about troubled debt restructurings of financing receivables that occurred during the six and three months ended September 30, 2017 and 2018:

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥4,680	¥3,662
	Housing loans	11	11
	Card loans	1,075	853
	Other	3,594	2,798

Total		¥4,680	¥3,662

	Six months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥5,912	¥4,044
	Housing loans	51	25
	Card loans	1,072	692
	Other	4,789	3,327
Corporate borrowers		3,861	3,860
Other	Other	3,861	3,860

Total		¥9,773	¥7,904

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,472	¥1,935
	Card loans	544	430
	Other	1,928	1,505

Total		¥2,472	¥1,935

	Three months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,720	¥1,786
	Housing loans	25	11
	Card loans	547	348
	Other	2,148	1,427
Corporate borrowers		1,133	1,132
Other	Other	1,133	1,132

Total		¥3,853	¥2,918

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2017 and for which there was a payment default during the six and three months ended September 30, 2017:

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥57
	Card loans	16
	Other	41

Total		¥57

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥43
	Card loans	12
	Other	31

Total		¥43

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2018 and for which there was a payment default during the six and three months ended September 30, 2018:

	Six months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥489
	Card loans	16
	Other	473

Total		¥489

	Three months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥49
	Card loans	9
	Other	40

Total		¥49